Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Valuation allowance for statutory depletion carryforwards and charitable contributions	$ 1.7	$ 1.9
Federal net operating loss carryforwards	$ 1.7
Federal net operating loss carryforwards, expiration year	2031